Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
Note 19:	Quarterly Financial Information

The quarterly financial statements presented below reflect all adjustments which are, in the opinion of management, necessary to fairly present results of operations for the interim periods indicated:

Unaudited	Three Months Ended
2011	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Interest and dividend income	$4,370	$4,437	$4,350	$4,498
Interest expense	1,029	997	970	907
Net interest income	3,341	3,440	3,380	3,591
Provision for loan losses	255	233	235	244
Net interest income after provision for loan losses	3,086	3,207	3,145	3,347
Non-interest income	579	683	642	618
Non-interest expense	3,117	3,066	2,928	3,175
Income before provision for income taxes	548	824	859	790
Provision for income taxes	190	338	333	260
Net income	$358	$486	$526	$530

	Three Months Ended
2010	March 31	June 30	September 30	December 31
	(Dollars in thousands)
Interest and dividend income	$4,365	$4,409	$4,382	$4,415
Interest expense	1,357	1,284	1,211	1,147
Net interest income	3,008	3,125	3,171	3,268
Provision for loan losses	227	232	248	627
Net interest income after provision for loan losses	2,781	2,893	2,923	2,641
Non-interest income	604	767	697	670
Non-interest expense	2,882	2,921	2,873	2,636
Income before provision for income taxes	503	739	747	675
Provision for income taxes	176	408	275	109
Net income	$327	$331	$472	$566